UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 19, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      14085       146400   X                        146400
Anadarko Petroleum       Common    032511107       8995       118200   X                        118200
Apache Corp              Common    037411105      24761       404390   X                        404390
BJ Services              Common    055482103       7523       145000   X                        145000
BP P.L.C.                Common    055622104       2907        46592   X                         46592
Burlington Resources     Common    122014103       1167        23300   X                         23300
Canadian Natural Resour  Common    136385101      16216       285400   X                        285400
Chevron Corp             Common    166764100      46699       800872   X                        800872
Comstock Resources, Inc  Common    205768203       8955       311600   X                        311600
ConocoPhillips           Common    20825C104      47210       437779   X                        437779
Denbury Resources Inccm  Common    247916208        888        25200   X                         25200
Devon Energy Corp        Common    25179M103      32503       680696   X                        680696
EOG Resources            Common    26875P101      15641       320900   X                        320900
Endeavour International  Common    29259G101        599       171600   X                        171600
Ensco International Inc  Common    26874Q100        252         6700   X                          6700
Exxon Mobil Corp         Common    30231G102     124095      2082125   X                       2082125
FMC Technologies Inc     Common    30249U101       4374       131820   X                        131820
GlobalSantaFe Corp       Common    G3930E101       5641       152300   X                        152300
Halliburton Co           Common    406216101      24614       569100   X                        569100
Kerr McGee Corp          Common    492386107      18446       235485   X                        235485
Nabors Industries Ltd    Common    G6359F103      19232       325200   X                        325200
National-Oilwell Varco,  Common    637071101      21676       464144   X                        464144
Newfield Exploration Co  Common    651290108      10211       137500   X                        137500
Noble Corp               Common    G65422100      11383       202500   X                        202500
Noble Energy Inc         Common    655044105      13230       194500   X                        194500
Occidental Petroleum Co  Common    674599105      10441       146700   X                        146700
Petrohawk Energy Corpcm  Common    716495106       4015       383100   X                        383100
Pride International Inc  Common    74153Q102      10358       417000   X                        417000
Range Resouces Corp      Common    75281A109       3777       161700   X                        161700
Schlumberger LTD         Common    806857108      26363       374050   X                        374050
Southern Union Company   Common    844030106      11131       443300   X                        443300
Spinnaker Exploration C  Common    84855W109       4235       119200   X                        119200
Talisman Energy, Inc     Common    87425E103      17239       504800   X                        504800
Unocal Corp              Common    915289102      30870       500400   X                        500400
Whiting Petroleum Corpo  Common    966387102        701        17200   X                         17200
Willbros Group, Inc.     Common    969199108      21365      1057653   X                       1057653
Williams Companies       Common    969457100       4814       255950   X                        255950

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  626,611